SIGNIFICANT CUSTOMERS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Sales Amount	$ 3,804,651	$ 2,330,524	$ 5,913,075	$ 4,679,980	$ 10,368,735	$ 5,401,957
Accounts Receivable	2,483,095		2,483,095		1,888,453	737,954
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable		656,787		656,787
Concentration risk percentage		38.00%		38.00%
Customer A [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Sales Amount				1,210,094
Concentration risk percentage		26.00%		26.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts Receivable	307,159	180,298	307,159	180,298
Concentration risk percentage	11.00%	10.00%	11.00%	10.00%
Customer B [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Sales Amount			$ 714,506	$ 658,249
Concentration risk percentage	13.00%	14.00%	13.00%	14.00%
Revita and Spectral DNC [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.00%		35.00%
Other products, Revita Cor and Spectral DNC-L [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		15.00%
Intro Deals Concentration Risk [Member] | Sales Amount [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%		11.00%